Income Taxes (Details) $ / shares in Units, $ in Millions, ¥ in Billions	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023 USD ($) jurisdiction $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income taxes
Number of taxable jurisdictions | jurisdiction		2
Components of income before income taxes
Loss from non-China operations		$ (145,244,000)	$ (422,860,000)	$ (232,830,000)
Income from China operations		648,026,000	550,946,000	783,548,000
Income before income tax expenses		502,782,000	128,086,000	550,718,000
Total income tax expenses		$ 145,287,000	$ 30,277,000	$ 138,841,000
Effective tax rate		28.90%	23.60%	25.20%
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Percentage research and development expenses	200.00%	150.00%			175.00%	175.00%	175.00%
Composition of income tax expenses for China operations
Current income tax expenses		$ 121,249,000	$ 55,098,000	$ 151,319,000
Deferred tax expenses (benefits)		24,038,000	(24,821,000)	(12,478,000)
Income tax expenses		$ 145,287,000	$ 30,277,000	$ 138,841,000
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate		25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax treatment (as a percent)		(9.50%)	(29.70%)	(13.10%)
Research and development super-deduction (as a percent)		(4.40%)	(21.10%)	(7.50%)
Non-deductible expenses and non-taxable income and others (as a percent)		(3.50%)	(30.10%)	9.20%
Change in valuation allowance (as a percent)		5.00%	8.20%	0.70%
Effect of PRC withholding tax		8.70%
Tax rate difference from statutory rate in other jurisdictions (as percent)		7.60%	71.30%	10.90%
Effective tax rate for the Group (as a percent)		28.90%	23.60%	25.20%
Deferred tax assets:
Net operating loss carry forwards		$ 49,802,000	$ 18,289,000
Investment-related impairment		50,441,000	52,363,000
Depreciation, accounts receivable, accrued and other liabilities		72,207,000	73,557,000
Valuation allowance		(129,188,000)	(104,220,000)
Net deferred tax assets		43,262,000	39,989,000
Deferred tax liabilities:
Acquired intangible assets		28,528,000	27,435,000
Depreciation		1,769,000	1,731,000
Unrealized investment-related gain		12,282,000	12,414,000
Withholding tax		23,365,000
Others		207,000	114,000
Total deferred tax liabilities		66,151,000	41,694,000
Valuation allowance on deferred tax assets		129,200,000	104,200,000
Interest and penalties related to uncertain tax positions		$ 0	0
Liability related to uncertain tax positions expected to be recognized				$ 27,900,000
Tax liability related to the uncertain tax positions			21,400,000
State Administration of Taxation, China
Components of income before income taxes
Income tax rate (as a percent)		25.00%
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate		25.00%
Non-China
Components of income before income taxes
Total income tax expenses		$ 45,441,000	(14,176,000)	1,355,000
Deferred tax charges from fair value change of investments			14,200,000
Composition of income tax expenses for China operations
Income tax expenses		45,441,000	$ (14,176,000)	$ 1,355,000
Deferred tax liabilities:
Withholding tax in connection with the dividends paid and to be paid		$ 43,700,000
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Hong Kong
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Income tax rate (as a percent)		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Withholding profits earned						$ 2	$ 2
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)						8.25%	8.25%
Net operating loss carry forwards		$ 2,400,000
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
China
Components of income before income taxes
Total income tax expenses		$ 99,846,000	$ 44,453,000	$ 137,486,000
Effective tax rate		15.40%	8.10%	17.50%
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%
Income tax rate (as a percent)		25.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%
Percentage of ownership interests held by foreign investors		25.00%						25.00%
Composition of income tax expenses for China operations
Income tax expenses		$ 99,846,000	$ 44,453,000	$ 137,486,000
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate		25.00%
Effective tax rate for the Group (as a percent)		15.40%	8.10%	17.50%
Deferred tax liabilities:
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%
China | High and New Technology Enterprises
Components of income before income taxes
Preferential tax rate		15.00%	15.00%	15.00%
Weibo Technology
Reconciliation of the statutory tax rate to the effective tax rate
Preferential tax treatment recognized		$ 48,000,000.0	$ 37,900,000	$ 72,300,000
Effect of tax exemption and preferential tax on basic net income per share (USD per share) | $ / shares		$ 0.20	$ 0.16	$ 0.32
Weibo Technology | Weibo HK
Components of income before income taxes
Proceeds from dividends received		$ 406,100,000
Withholding tax In connection with dividends received		20,500,000
Accrued additional withholding tax on retained earnings		23,100,000
Deferred tax liabilities:
Total undistributed PRC earnings | ¥								¥ 19.9	¥ 22.4
Weibo Technology | Research and development
Components of income before income taxes
Total income tax expenses		(22,200,000)	$ 26,900,000	$ 41,400,000
Composition of income tax expenses for China operations
Income tax expenses		(22,200,000)	26,900,000	41,400,000
Weibo Technology | High and New Technology Enterprises
Reconciliation of the statutory tax rate to the effective tax rate
Effect of preferential tax treatment		$ 42,200,000	$ 26,900,000	$ 55,100,000